INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 27,110
Impairment loss recognized in profit or loss	83	$ 720	$ 306
Values at end of year	86,721	27,110
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	74,189	48,439
Additions related to business combinations (note 25.16)	50,568	14,389
Additions from separate acquisitions	7,065	4,188
Additions from internal development	17,388	7,212
Disposals	1,025	26
Translation	(21)	(13)
Values at end of year	148,164	74,189	48,439
Amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(47,079)	(36,661)
Additions related to business combinations (note 25.16)	14,805
Additions from separate acquisitions		9,713
Impairment loss recognized in profit or loss	83	720
Disposals	(518)	(2)
Translation	(6)	(13)
Values at end of year	$ (61,443)	$ (47,079)	(36,661)
Licenses and internal developments
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years	5 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 12,845
Values at end of year	25,178	$ 12,845
Licenses and internal developments | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	48,318	36,957
Additions related to business combinations (note 25.16)	813	0
Additions from separate acquisitions	7,065	4,188
Additions from internal development	17,388	7,212
Disposals	1,025	26
Translation	(21)	(13)
Values at end of year	72,538	48,318	36,957
Licenses and internal developments | Amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(35,473)	(26,179)
Additions related to business combinations (note 25.16)	12,328
Additions from separate acquisitions		8,589
Impairment loss recognized in profit or loss	83	720
Disposals	(518)	(2)
Translation	(6)	(13)
Values at end of year	(47,360)	(35,473)	(26,179)
Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	14,265
Values at end of year	$ 61,333	$ 14,265
Customer relationships and contracts | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	1 year	1 year
Customer relationships and contracts | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	9 years	4 years
Customer relationships and contracts | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 25,285	$ 10,896
Additions related to business combinations (note 25.16)	49,507	14,389
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0	0
Translation	0	0
Values at end of year	74,792	25,285	10,896
Customer relationships and contracts | Amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(11,020)	(9,896)
Additions related to business combinations (note 25.16)	2,439
Additions from separate acquisitions		1,124
Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	0	0
Values at end of year	$ (13,459)	$ (11,020)	(9,896)
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 0
Values at end of year	210	$ 0
Non-compete agreements | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	586	586
Additions related to business combinations (note 25.16)	248	0
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0	0
Translation	0	0
Values at end of year	834	586	586
Non-compete agreements | Amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(586)	(586)
Additions related to business combinations (note 25.16)	38
Additions from separate acquisitions		0
Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	0	0
Values at end of year	$ (624)	$ (586)	$ (586)